Consolidated Statements of Cash Flows (USD $)	12 Months Ended		72 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (15,131,681)	$ (5,135,618)	$ (26,627,858)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	0	7,260	33,014
Amortization of debt discount	1,768,093	655,881	2,423,974
Amortization of deferred financial costs	253,110	13,091	266,201
Amortization of intangibles	70,049	0	70,049
Stock issued for services	860,013	1,637,696	2,497,709
Loss on debt issuance	6,708,728	0	6,708,728
Loss on stock issuance	352,096	672,414	1,024,510
Gain on disposal of equipment	0	1,129	(2,621)
Preferred stock Series C issued as compensation	38,550	0	38,550
Stock-based compensation expense	743,689	383,604	1,808,720
Non-cash interest expense related to warrants and derivatives	0	0	763,316
Change in fair value of warrants and derivative liabilities	(271,191)	(485,006)	(1,148,597)
Common stock issued at conversion of Series A preferred stock	126,684	0	126,684
Gain on settlement of convertible note and warrants	0	0	(137,632)
Changes in assets and liabilities
Prepaid expenses and other current assets	367,757	(166,025)	(133,766)
Accounts payable	87,719	1,184,118	3,478,376
Accrued liabilities and other non-current liabilities	548,705	77,477	743,732
Related party liabilities	4,442	(147)	(139,345)
Net cash used in operating activities	(3,473,237)	(1,154,126)	(8,206,256)
Cash flows from investing activities
Acquisition of property and equipment	0	0	(40,392)
Acquisition of other assets	(70,000)	(55,000)	(125,000)
Security deposit write-off	0	(1,000)	(1,000)
Net cash used in investing activities	(70,000)	(56,000)	(166,392)
Cash flows from financing activities
Proceeds from borrowings	5,047,846	1,413,430	7,718,824
Repayment of borrowings	(303,715)	(47,000)	(450,715)
Proceeds from issuance of common stock	0	0	1,797,941
Proceeds from issuance of stock options	0	0	200,818
Proceeds from issuance of convertible preferred stock	0	0	540,000
Costs of financings	(325,434)	0	(401,621)
Proceeds from sale of warrant	0	0	35
Net cash provided by financing activities	4,418,697	1,366,430	9,405,282
Net increase (decrease) in cash and cash equivalents	875,460	156,304	1,032,634
Cash and cash equivalents, beginning of period	157,174	870	0
Cash and cash equivalents, end of period	1,032,634	157,174	1,032,634
Supplemental schedule of non-cash activities:
Bifurcation of derivatives embedded in convertible notes	0	0	548,053
Beneficial conversion feature - Series D convertible preferred stock	320,500	0	320,500
Beneficial conversion feature - debt discount - convertible promissory notes	225,996	0	225,996
Relative fair value associated with senior secured convertible debentures issued with detachable warrants	1,938,930	0	1,938,930
Convertible promissory notes converted and associated reclassification of derivative liability	2,712,000	0	2,712,000
Debt discount written off - associated with convertible promissory notes	(250,000)	0	(250,000)
Debt discount associated with convertible promissory notes - derivative liability	812,500	0	812,500
Stock warrants reclassified from liabilities to equity	0	0	39,142
Preferred stock issued in lieu of payment of payable	0	250,000	250,000
Preferred stock Series D issued for accounts payable	1,169,394	0	1,169,394
Convertible promissory notes issued for payables and accrued liabilities	123,410	305,932	653,037
Convertible notes payable issued for accounts payables	160,715	0	160,715
Issuance of warrants to investors	0	371,180	371,180
Stock issued for prepaid expenses	0	31,188	31,188
Payables forgiven for property and equipment	0	10,000	10,000
Stock issued to acquire intangible assets	79,000	477,143	556,143
Stock issued to satisfy accounts payable and accrued expenses	259,660	560,808	820,468
Stock issued for notes payable	2,200,000	0	2,200,000
Stock issued for convertible debt	1,559,195	964,982	2,524,177
Intrinsic value of beneficial conversion feature	0	224,985	224,985
Reclassification of warrants to APIC	0	2,032	2,032
Supplemental Cash Flow Information:
Interest paid	$ 60,553	$ 0	$ 60,533